SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
Revenues	$ 246,039	$ 233,960	$ 233,764	$ 220,988	$ 221,937	$ 218,187	$ 212,332	$ 205,665	$ 934,751	$ 858,121	$ 834,004
Interest expense	78,516	74,115	70,669	63,128	69,918	64,997	62,932	59,475	286,428	257,322	254,073
Administrative and operating expenses	72,741	71,393	61,835	55,986	51,802	52,335	42,913	52,587	261,955	199,637	250,238
Income tax provision	29,951	29,762	32,598	34,807	32,077	35,527	37,475	29,743	127,118	134,822	116,112
Net income attributed to noncontrolling interest	(292)	(273)	(334)	(328)	(312)	(373)	(357)	(418)	(1,227)	(1,460)	(1,645)
NET INCOME ATTRIBUTABLE TO CNH INDUSTRIAL CAPITAL LLC	$ 64,539	$ 58,417	$ 68,328	$ 66,739	$ 67,828	$ 64,955	$ 68,655	$ 63,442	$ 258,023	$ 264,880	$ 211,936